CONSOLIDATED STATEMENT OF OPERATIONS shares in Thousands, $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($) $ / shares shares
Net interest income
Interest income	$ 6,586
Interest expense	3,331
Total net interest income	3,255
Other income (loss)
Change in net assets related to consolidated CMBS variable interest entities	(25,159)
Loan loss provision	(212)
Dividend income, net	447
Total other income (loss)	(24,924)
Operating expenses
General and administrative expenses	348
Loan servicing fees	655
Management fees	196
Total operating expenses	1,199
Net Loss	(22,868)
Net loss attributable to redeemable noncontrolling interests	(16,515)
Net loss attributable to common stockholders	$ (6,353)
Weighted-average common shares outstanding-basic | shares	5,223
Weighted-average common shares outstanding-diluted | shares	5,223
Loss per share-basic | $ / shares	$ (1.22)
Loss per share-diluted | $ / shares	(1.22)
Dividends declared per common share | $ / shares	$ 0.2198